Financial Instruments And Risk Management - Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Financial Assets Offsetting
Gross Assets	$ 1,599	$ 1,126
Gross Liabilities Offset	(1,384)	(1,052)
Net Amounts Presented	215	74
Trade receivables
Financial Assets Offsetting
Gross Assets	1,837	2,405
Gross Liabilities Offset	(882)	(1,252)
Net Amounts Presented	955	1,153
Financial assets
Financial Assets Offsetting
Gross Assets	3,436	3,531
Gross Liabilities Offset	(2,266)	(2,304)
Net Amounts Presented	$ 1,170	$ 1,227